T. Rowe Price Communications & Technology Fund
T. Rowe Price Communications & Technology Fund (formerly T. Rowe Price Media & Telecommunications Fund) Investor Class I Class SUMMARY
Investment Objective
The fund seeks to provide long-term capital growth through the common stocks of media, technology, and telecommunications companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Communications & Technology Fund - USD ($)	Investor Class		I Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Communications & Technology Fund	Investor Class	I Class
Management fees	0.64%	0.64%
Distribution and service (12b-1) fees
Other expenses	0.14%	0.02%
Total annual fund operating expenses	0.78%	0.66%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Communications & Technology Fund - USD ($)	1 year	3 years	5 years	10 years
Investor Class	80	249	433	966
I Class	67	211	368	822

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7.3% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in securities of communications and technology companies. These companies can be involved in a variety of industries, including, but not limited to, Internet-related industries such as e-commerce and digital products and services; media, including publishing, advertising, broadcasting, and cable and satellite TV; movies and entertainment; telecommunication and wireless telecommunication services; computer hardware, software, and networking services; and components and equipment.

Stock selection is based on fundamental, bottom-up analysis that seeks to identify companies with good appreciation prospects. The portfolio manager may use both growth and value approaches to stock selection. When assessing opportunities among growth-oriented stocks, the portfolio manager generally seeks to identify companies with capable management, attractive business niches, sound financial and accounting practices, and a demonstrated ability to increase revenues, earnings, and cash flow consistently. In looking for value stocks, the portfolio manager will seek companies whose current stock prices appear undervalued in terms of earnings, projected cash flow, or asset value per share, and with growth potential temporarily unrecognized by the market. The portfolio manager also seeks to invest in companies whose stock prices may be temporarily depressed.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund’s adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

The fund’s portfolio may hold stocks of either U.S. or non-U.S. companies, and may at times consist of a relatively small number of holdings. Although the fund typically invests a greater portion of its assets in U.S. stocks than international stocks, there is no limit on the fund’s investments in international securities.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry. In addition, the relatively small number of holdings in which the fund invests could cause it to be more volatile than comparable funds with a more diversified portfolio.

Market capitalization risks Because the fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.

Private placement/IPO risks Any investments in the stocks of privately held companies and newly public companies involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. There is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria that are normally considered when evaluating the investment prospects of a company. Private placements and other restricted securities held by the fund are generally considered to be illiquid and are difficult to value since there are no market prices and less overall financial information available. The adviser evaluates a variety of factors when assigning a value to these holdings, but the determination involves some degree of subjectivity and the value assigned for the fund may differ from the value assigned by other mutual funds holding the same security.

Industry risks A fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more broadly diversified fund. Because the fund invests significantly in communications and technology companies, the fund may perform poorly during a downturn in those industries. Communications and technology companies can be adversely affected by, among other things, changes in government regulation; intense competition; dependency on patent protection; and rapid obsolescence of products and services due to product compatibility, technological innovations, or changing consumer preferences.

International investing risks Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S.

Emerging markets risks The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and less efficient trading markets.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The performance for the periods shown reflects the performance of the fund while it was named the T. Rowe Price Media & Telecommunications Fund. Effective May 1, 2018, the T. Rowe Price Media & Telecommunications Fund was renamed the T. Rowe Price Communications & Technology Fund.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Media & Telecommunications Fund Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/09	25.38%	Worst Quarter	12/31/08	-25.22%

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns Periods ended December 31, 2017
Average Annual Total Returns - T. Rowe Price Communications & Technology Fund	1 Year	5 Years	10 Years	Since inception		Inception date
Investor Class	32.99%	18.61%	12.66%			Oct. 13, 1993
Investor Class | Returns after taxes on distributions	32.26%	17.12%	11.47%			Oct. 13, 1993
Investor Class | Returns after taxes on distributions and sale of fund shares	19.27%	14.70%	10.16%			Oct. 13, 1993
I Class	33.12%			24.64%		Mar. 23, 2016
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%	18.98%	[1]	Mar. 23, 2016
Lipper Telecommunication Funds Index	16.17%	11.17%	4.26%	13.81%	[1]	Mar. 23, 2016
[1]	Return as of 3/23/16.

Updated performance information is available through troweprice.com.